Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
4.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the Partnership’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Long-term debt – The fair values of the Partnership’s fixed-rate and variable-rate long-term debt are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities.

Advances to and from affiliates and joint venture – The fair value of the Partnership’s advances to and from affiliates and joint venture approximates their carrying amounts reported in the accompanying consolidated balance sheets due to the current nature of the balances.

Advances to and from joint venture partners – The fair value of the Partnership’s advances to and from its joint venture partner as at December 31, 2011 and 2010 is not determinable given the related party nature of the balance.

Interest rate swap agreements – The Partnership transacts all of its interest rate swap agreements through financial institutions that are investment-grade rated at the time of the transaction and requires no collateral from these institutions. The fair value of the Partnership’s interest rate swaps is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account the fixed interest rate in the interest rate swap, current interest rates and the current credit worthiness of either the Partnership or the swap counterparties depending on whether the swaps are in asset or liability position. The estimated amount is the present value of future cash flows.

Other derivative – The Partnership’s other derivative agreement is between Teekay Corporation and the Partnership and relates to hire payments under the time-charter contract for the Suezmax tanker Toledo Spirit (see Note 12g). The fair value of this derivative agreement is the estimated amount that the Partnership would receive or pay to terminate the agreement at the reporting date, based on the present value of the Partnership’s projection of future spot market tanker rates, which have been derived from current spot market tanker rates and long-term historical average rates.

The Partnership categorizes the fair value estimates by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The estimated fair value of the Partnership’s financial instruments and categorization using the fair value hierarchy for those financial instruments that are measured at fair value on a recurring basis is as follows:

		December 31, 2011		December 31, 2010
	Fair Value Hierarchy Level (1)	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Cash and cash equivalents and restricted cash		589,261	589,261	653,193	653,193
Advances to and from affiliates and joint venture		(5,478)	(5,478)	(127,218)	(127,218)
Long-term debt (note 10)		(1,315,231)	(1,191,117)	(1,399,115)	(1,292,026)
Advances to and from joint venture partners (note 8)		10,200	— (2)	10,141	— (2)
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	159,603	159,603	66,870	66,870
Interest rate swap agreements – liabilities	Level 2	(304,066)	(304,066)	(201,463)	(201,463)
Other derivative	Level 3	(600)	(600)	(10,000)	(10,000)

(1)	The fair value hierarchy level is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.
(2)	The fair value of the Partnership’s advances to and from its joint venture partners as at December 31, 2011 and 2010 was not determinable given the amounts are non-current with no fixed repayment terms (see Note 8).

Changes in fair value during the years ended December 31, 2011 and 2010 for assets (liabilities) that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Year ended December 31,
	2011 $	2010 $

Fair value at January 1	(10,000)	(10,600)
Realized and unrealized gains (losses) included in earnings	9,307	(1,319)
Settlements	93	1,919

Fair value at December 31	(600)	(10,000)

No non-financial assets or non-financial liabilities were carried at fair value at December 31, 2011 or December 31, 2010.